Non Capital Losses Carry Forwards (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Capital Loss Carryforwards [Line Items]
Non-capital losses carry forwards	396,059
2015
Capital Loss Carryforwards [Line Items]
Non-capital losses carry forwards	5,426
Non-capital losses carry forwards, year of expiry	2015
2026 and onwards
Capital Loss Carryforwards [Line Items]
Non-capital losses carry forwards	390,633
Non-capital losses carry forwards, expiry date	2016 and onwards